Shareholders' Equity - Employee Stock Purchase Plan (Details) - USD ($) $ in Thousands			3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 01, 2020	May 21, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Share-based compensation expense			$ 1,336	$ 9,241	$ 2,259	$ 9,263	$ 9,498	$ 86	$ 67
Employee Stock Purchase Plan 2020
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Purchase price of common stock, percent	95.00%	95.00%
Minimum purchase price of common stock as a percent of offering date fair value, percent	85.00%	85.00%
Minimum purchase price of common stock as a percent of common stock exercise date fair value, percent	85.00%	85.00%
Share-based compensation expense			$ 100